SUPPLEMENT DATED MAY 27, 2005 TO THE
               FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION PART I
                             DATED JANUARY 31, 2005
                                 Relating to the
                   FIRST INVESTORS CASH MANAGEMENT FUND, INC.
                      FIRST INVESTORS GOVERNMENT FUND, INC.
                      FIRST INVESTORS INVESTMENT GRADE FUND
                     a Series of First Investors Series Fund
                      FIRST INVESTORS FUND FOR INCOME, INC.



1. The reference to Dennis T. Fitzpatrick under the chart entitled "Officers Who Are Not Directors/Trustees" on page I-6 is hereby deleted.